SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 1,061,669		$ 909,301
Provision for credit loss	15,757		15,876
Deferred tax assets, gross	1,077,426		925,177
Less: valuation allowance	(220,792)		(62,082)
Net off against deferred tax assets	856,634		863,095
Net off against deferred tax liabilities	(856,634)		(863,095)
Net deferred tax assets
Depreciation of property and equipment	(15,293)		(23,081)
Intangible assets acquired from business combination	(2,226,965)	[1]	(2,505,050)	[1],[2]		[2]
Deferred tax liabilities	(2,242,258)		(2,528,131)
Net deferred tax liabilities	$ (1,385,624)		$ (1,665,036)

[1]	The Group initial recognized US$2,642,124 of deferred tax liability from business combination (Note 3 - Acquisitions included in the Company’s financial statements for the fiscal year ended December 31, 2025) and reversed US$111,950 and US$259,920 due to amortization of related intangible assets for the period from the acquisition dates to December 31, 2025 and for the six months ended June 30, 2026, respectively.
[2]	The Group initial recognized US$2,642,124 of deferred tax liability from business combination (Note 3) and reversed US$111,950 due to amortization of related intangible assets for the period from the acquisition dates to December 31, 2025.